Commitments and Contingencies - Additional Information - Petrojarl I (Details) - USD ($) $ in Millions		1 Months Ended
	Oct. 31, 2018	May 31, 2018	Dec. 31, 2014	May 31, 2014
Petrojarl I L.L.C.
Loss Contingencies [Line Items]
Estimated claim	$ 110.0	$ 145.4
Petrojarl I FPSO
Loss Contingencies [Line Items]
Business acquisition, purchase price			$ 57.0
Operating lease arrangement period, lessor (in years)				5 years